Restructuring, Impairments and Gains on Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of Net Restructuring Charges
Restructuring and other related costs totaled $(27.8) million and $80.5 million during the three months ended June 30, 2021 and 2020, respectively, and $466.0 million and $136.2 million during the six months ended June 30, 2021 and 2020, respectively. The details of these net charges are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2021	2020	2021	2020
One-time employee terminations (1)	$7,076	$106,910	$545,102	$153,031
Ceased use buildings	41,495	—	65,745	—
Gains on lease terminations, net	(96,415)	(39,193)	(179,995)	(31,686)
Other, net	20,050	12,812	35,193	14,871

Total	$(27,794)	$80,529	$466,045	$136,216

(1)
In connection with the Settlement Agreement, as described in Note 15, SBG purchased 30,139,971 shares of Class B Common Stock of the Company from We Holdings LLC, which is Adam Neumann’s affiliated investment vehicle, for a price per share of $19.19, representing an aggregate purchase price of approximately $578.4 million. The Company recorded $428.3 million of restructuring and other related costs in its consolidated statement of operations for the six-months
ended June 30, 2021, which represents the excess between the amount paid from a principal shareholder of the Company to We Holding LLC and the fair value of the stock purchased. Also, in connection with the Settlement Agreement the WeWork Partnerships Profits Interest Units held by Adam Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up
base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00 and may be subject to upward adjustment based on a third party valuation of fair market value and may be subject to downward adjustment based on closing date pricing if a de-SPAC
or initial public offering were to occur. WeWork has received a third party valuation of fair market value of the WeWork Partnerships Profits Interest Units, which confirmed that no upward adjustment is needed to be $10.00 per unit distribution threshold. As a result of this modification, the Company recorded $102.0 million of restructuring and other related costs in its consolidated statement of operations for the three-months ended March 31, 2021.

Schedule of Reconciliation of Restrucring Liability	A reconciliation of the beginning and ending restructuring liability balances is as follows:

(Amounts in thousands)	One-time Employee Benefits	Legal Settlement Benefits (1)	Other	Total Restructuring Costs
Restructuring liability balance — December 31, 2020	$16,119	$—	$12,756	$28,875
Restructuring and other related costs expensed during the period	14,832	530,271	(79,058)	466,045
Cash payments of restructuring liabilities, net (2)	(23,898)	—	(207,867)	(231,765)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(2,010)	(530,271)	294,062	(238,219)

Restructuring liability balance — June 30, 2021	$5,043	$—	$19,893	$24,936

(1)
For further details on the costs in connection with the Settlement Agreement recorded in restructuring and other related costs for the six months ended June 30, 2021, see footnote 1 to the preceding table.

(2)	Includes cash payments received from the landlord for terminated leases of $18.0 million for the six months ended June 30, 2021.
A reconciliation of the beginning and ending restructuring liability balances is as follows:

(Amounts in thousands)	One-time Employee Benefits	Consulting Fees	Other	Total Restructuring Costs
Restructuring liability balance — January 1, 2020	$89,872	$—	$1,497	$91,369
Restructuring and other related costs expensed during the period	191,582	—	15,121	206,703
Cash payments of restructuring liabilities	(254,456)	—	(124,738)	(379,194)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(10,879)	—	120,876	109,997

Restructuring liability balance — December 31, 2020	$16,119	$—	$12,756	$28,875

A reconciliation of the beginning and ending restructuring liability balances is as follows:

(Amounts in thousands)	One-time Employee Benefits	Consulting Fees (1)	Other	Total Restructuring Costs
Restructuring liability balance — January 1, 2019	$—	$—	$—	$—
Restructuring and other related costs expensed during the period	139,330	185,000	4,891	329,221
Cash payments of restructuring liabilities	(29,700)	—	(4,047)	(33,747)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(19,758)	—	653	(19,105)
Liability to be settled directly by SBG included in additional paid-in capital (1)	—	(185,000)	—	(185,000)

Restructuring liability balance — December 31, 2019	$89,872	$—	$1,497	$91,369

(1)
During the year ended December 31, 2019, SBG entered into a
non-compete
agreement with Adam Neumann, the Company’s former CEO, for a cash payment of $185.0 million, of which 50% was paid as of December 31, 2019 with the remaining 50% payable in twelve equal monthly installments. Concurrent with the termination of the 2020 Tender Offer, this agreement was terminated and SBG ceased making payments under this agreement. The Company recorded this as an expense of the Company to be paid for by a principal shareholder as the Company also benefitted from the arrangement through restricting Mr. Neumann’s ability to provide similar services to a competing organization. The Company recognized the expense in full during 2019, with a corresponding increase in additional paid-in
capital, representing a deemed capital contribution by SBG. In connection with the February 2021 Settlement Agreement (as defined in Note 27), a new non-compete
agreement has been entered into by Mr. Newmann with both the Company and SBG. The Company does not have any financial obligation to Mr. Neumann under this agreement.

Schedule of Impairment of Assets	The details of these net charges are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2021	2020	2021	2020
Impairment of assets held for sale	$—	$17,462	$—	$120,005
Impairment and write-off of long-lived assets associated with restructuring	230,489	231,306	510,940	423,063
Impairment of long-lived assets primarily associated with COVID-19	12,436	34,669	31,461	62,314
Gain on sale of assets	(821)	(2,961)	(816)	(49,423)

Total	$242,104	$280,476	$541,585	$555,959

The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Impairment of assets held for sale (see Note 8)	$120,273	$2,559
Impairment of goodwill	—	214,515
Impairment of intangible assets	—	51,789
Impairment and write-off of long-lived assets associated with restructuring	796,734	66,187
Impairment of long-lived assets primarily associated with COVID-19	345,034	—
Gain on sale of assets (see Note 8)	(59,165)	(44)
Loss on ChinaCo Deconsolidation (See Note 6)	153,045	—

Total	$1,355,921	$335,006